Risk Management - Liquidity risk (Details) - Liquidity risk R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	R$ 31,766,376
Financial liabilities, undiscounted cash flows	48,412,983
Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	9,641,539
From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	28,127,948
After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	10,643,496
Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	15,146,411
Non-derivative financial liabilities, undiscounted cash flows	25,123,150
Leases | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,936,476
Leases | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	13,921,792
Leases | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,264,882
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	3,598,768
Non-derivative financial liabilities, undiscounted cash flows	3,988,050
Accounts payable | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,370,980
Accounts payable | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,138,958
Accounts payable | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	478,112
Convertible debt instruments – conversion right
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	290,847
Non-derivative financial liabilities, undiscounted cash flows	294,164
Convertible debt instruments – conversion right | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	294,164
Convertible debt instruments – conversion right | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Convertible debt instruments – conversion right | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	1,760,083
Non-derivative financial liabilities, undiscounted cash flows	2,019,044
Airport taxes and fees | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	759,679
Airport taxes and fees | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,259,365
Airport taxes and fees | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Derivative financial instruments [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	69,745
Non-derivative financial liabilities, undiscounted cash flows	69,745
Derivative financial instruments [Member] | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	68,905
Derivative financial instruments [Member] | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	840
Derivative financial instruments [Member] | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	1,201,610
Derivative financial liabilities, undiscounted cash flows	1,883,787
Convertible debt instruments | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	143,109
Convertible debt instruments | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,740,678
Convertible debt instruments | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0
Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	9,698,912
Non-derivative financial liabilities, undiscounted cash flows	15,035,043
Loans and financing | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,068,226
Loans and financing | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,066,315
Loans and financing | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 2,900,502